Fair Value of Financial Assets and Liabilities (Details Narrative) - USD ($)			12 Months Ended
	Jun. 03, 2024	May 10, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 31, 2023	Apr. 10, 2023	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, assets, level 1 to level 2 transfers, amount			$ 0	$ 0
Fair value, assets, level 2 to level 1 transfers, amount			0	0
Fair value, assets, transfers into level 3, amount			0	0
Fair value, assets, transfers out of level 3, amount			0	0
Fair value of the warrant liabilities			4,359,000
Fair value of the warrant liabilities			$ 3,784,000	$ 3,598,000	$ 4,259,000	$ 2,645,000	$ 4,280,000	$ 25,962,000
Sanuwave Forbearance Agreement [Member] | Minimum [Member] | Letter Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forbearance extend period		Feb. 28, 2024
Increased total note payments		$ 2,175,000
Initial note payment		$ 100,000
Second note payment	$ 2,075,000
Sanuwave Forbearance Agreement [Member] | Minimum [Member] | Subsequent Event [Member] | Letter Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forbearance extend period		Feb. 28, 2024
Increased total note payments		$ 2,175,000
Initial note payment		100,000
Second note payment		$ 2,075,000
Sanuwave Forbearance Agreement [Member] | Maximum [Member] | Letter Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forbearance extend period		Jun. 03, 2024
Sanuwave Forbearance Agreement [Member] | Maximum [Member] | Subsequent Event [Member] | Letter Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forbearance extend period		Jun. 03, 2024